Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss for the period	$ (1,094,066)	$ (1,545,387)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation		3,930
Depreciation	16,149	26,716
Gain on marketable equity securities	(35,932)	(20,799)
Amortized interest on term deposits	(384,378)
Changes in non-cash working capital:
Decrease in severance accrual	(531,981)
Net decrease in prepaid expense and other	328,139	291,989
Net increase (decrease) in payables and accrued expenses	(134,863)	148,404
Net cash used in operating activities	(1,836,932)	(1,095,147)
Cash Flows from Investing Activities:
Purchase of term deposits	(13,077,305)
Proceeds from maturity of term deposits	10,200,000
Net cash used in investing activities	(2,877,305)
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(4,714,237)	(1,095,147)
Cash and cash equivalents - beginning of period	15,380,489	49,117,630
Cash and cash equivalents - end of period	$ 10,666,252	$ 48,022,483